Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Net loss	$ (2,803,647)	$ (1,798,981)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	694,393	412,976
Amortization of debt discount	753,934	166,121
Non cash interest expense	167,925	0
Loss on extinguishment of debt	142,926	0
Loss on settlement of liabilities	8,975	0
Deferred compensation	19,333	68,050
Impairment of intangible asset	0	126,130
Deferred financing fees	4,368	0
Allowance for doubtful accounts	31,000	(9,742)
Stock based compensation	78,836	439,420
Gain on settlement of contingent consideration	(176,496)	0
Changes in Assets and Liabilities:
Accounts receivable	62,391	(91,101)
Other assets	(5,138)	3,608
Prepaid expenses and other current assets	(155,460)	(6,229)
Employee Loan	23,000	0
Accounts payable and accrued expenses	459,233	768,825
Deferred revenue	179,657	(117,048)
Deferred rent	(4,723)	(2,577)
Due to related party	0	18,000
Net Cash Used in Operating Activities	(519,493)	(22,548)
Cash Flows from Investing Activities:
Cash paid for equipment	0	0
Capital expenditures	(96,575)	(36,246)
Acquisition of SafeData, LLC net assets	0	(1,229,954)
Net Cash Used in Investing Activities	(96,575)	(1,266,200)
Cash Flows from Financing Activities:
Proceeds from the issuance of common stock	1,755,000	300,000
Issuance of convertible debt	0	1,000,000
Repayments of capital lease obligations	(328,470)	(224,620)
Repayments of loan obligations	(133,673)	0
Advances from (payments on) credit line	322	0
Payment of preferred dividend	(12,500)	0
Repayment of contingent consideration	(546,516)	0
Advances from shareholder	0	235,603
Net Cash Provided by Financing Activities	734,163	1,310,983
Increase in Cash and Cash Equivalents	118,095	22,235
Cash and Cash Equivalents, Beginning of Year	50,395	28,160
Cash and Cash Equivalents, End of Year	168,490	50,395
Cash paid for interest	76,571	24,906
Cash paid for income taxes	0	0
Non cash investing and financing activities:
Accrual of preferred stock dividend	50,000	50,000
Warrants issued with convertible debt	0	920,056
Stock issued in connection with acquisition of SafeData, LLC	150,000	850,000
Fixed assets acquired under capital leases	895,957	0
Stock issued for settlement of payables	255,000	0
Stock issued for financing fees	42,500	0
Stock issued for deferred compensation	21,250	0
Stock issued in settlement of convertible debt	1,000,000	0
Stock issued for accrued interest	$ 129,166	$ 0